Annual Total Returns- Federated Hermes Institutional Prime Obligations Fund (Institutional Shares) [BarChart] - Institutional Shares - Federated Hermes Institutional Prime Obligations Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.14%	0.17%	0.05%	0.02%	0.08%	0.36%	1.00%	2.01%	2.32%	0.59%